Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	May 31, 2022
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the unaudited condensed financial statements were issued. Other than as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On April 4, 2023, the Company received a letter (the “MVLS Notice”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that for the last 30 consecutive business days prior to the date of the MVLS Notice, the Company’s Minimum Market Value of Listed Securities (“MVLS”) was less than $35.0 million, which does not meet the requirement for continued listing on The Nasdaq Capital Market, as required by Nasdaq Listing Rule 5550(b)(2) (the “MVLS Rule”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Staff has provided the Company with 180 calendar days, or until October 3, 2023, to regain compliance with the MVLS Rule. The MVLS Notice has no immediate effect on the listing of the Company’s securities on The Nasdaq Capital Market.

If the Company regains compliance with the MVLS Rule, the Staff will provide written confirmation to the Company and close the matter. To regain compliance with the MVLS Rule, the Company’s MVLS must meet or exceed $35.0 million for a minimum of ten consecutive business days during the 180- day compliance period ending on October 3, 2023. In the event the Company does not regain compliance with the MVLS Rule prior to the expiration of the compliance period, it will receive written notification that its securities are subject to delisting. At that time, the Company may appeal the delisting determination to a Hearings Panel.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheets date up to the date that the financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 11, 2023, the Company, received a notification letter from the Listing Qualifications Staff of The NASDAQ Stock Market LLC (“Nasdaq”) indicating that, since the Company has not yet held an annual meeting of shareholders within twelve months of the end of its December 31, 2021 fiscal year, it is out of compliance with the Nasdaq rules for continued listing (Listing Rules 5620(a) and 5810(c)(2)(G)). The notification letter has no immediate effect on the listing of the Company’s securities on the Nasdaq Capital Market.

The Company expects to file a definitive proxy statement in the coming weeks for an annual meeting to be held in February 2023 to regain compliance with the applicable Nasdaq Listing Rules.

On January 19, 2023, the Company reinvested $17,497,468 of funds previously held in the trustee’s cash operating account as of December 31, 2022 into money market funds.

Unique Logistics International, Inc. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued. Based on this evaluation, the Company has identified no reportable subsequent events other than those disclosed elsewhere in these consolidated financial statements.

On March 10, 2023, the Company entered into a financing agreement and related fee letter as borrower with certain of its subsidiaries party thereto as guarantors, the lenders party thereto, CB Agent Services LLC, as origination agent, and Alter Domus (US) LLC, as collateral agent, and administrative agent. The Financing Agreement provides for an initial senior secured term loan in a principal amount of $4,210,526.32 and a delayed draft term loan in an aggregate principal amount of up to $14,789,473.68. The proceeds of such term loans may be used to (i) pay fees and expenses related to entering into the Financing Agreement and the related transaction documents and the acquisitions of those certain entities contemplated by that certain Stock Purchase Agreement between the Company and seller thereunder and those separate certain Share Sale and Purchase Agreements, as previously reported on the Company’s Current Report on Form 8-K filed on February 27, 2023 (the “Acquisitions”), (ii) redeem certain of the notes issued to the Seller in connection with the Acquisition, and (iii) pay fees and expenses related of the transactions contemplated by that certain Agreement and Plan of Merger, dated as of December 18, 2022, by and among Edify Acquisition Corp., a Delaware corporation, Edify Merger Sub, Inc., a Nevada corporation, and the Company, as previously reported on the Company’s Current Report on Form 8-K filed on December 19, 2022.

Subsequently to quarter ended on February 28, 2023, the Company paid off two of the Promissory Notes to the Seller (See Note 2, Acquisitions) including associated interest, and made a partial payment on another note, as follows:

Promissory Notes Due	3/7/2023	Note 1 to ULHK	$4,500,000	15.0%
	4/7/2023	Note 2 to ULHK	5,000,000	15.0%
	6/30/2023	Note 3 to ULHK	500,000	15.0%
Total:			$10,000,000

12. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued. Based on this evaluation, the Company has identified the following reportable subsequent events other than those disclosed elsewhere in these consolidated financial statements.

Preferred Stock Conversions

On June 21, 2022, a shareholder converted 3 shares of Series D Convertible Preferred Stock into 18,849,240 shares of the Company’s common stock.

On June 28, 2022, a shareholder converted 4 shares of Series D Convertible Preferred Stock into 25,132,320 shares of the Company’s common stock.

On July 29, 2022, a shareholder converted 9,935 shares of Series A Convertible Preferred Stock into 67,963,732 shares of the Company’s common stock.